Retirement Plans - Summary of Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2019	$ 2,332
2020	330
2021	781
2022	1,734
2023	757
2024 through 2028	4,928
Total	$ 10,862